Business Combinations (Unaudited Pro forma Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Disclosure - Unaudited Pro forma Information [Abstract]
Total Revenue	$ 463,662	[1]	$ 418,593	[1]
Net Income available to common shareholders	$ 107,128	[1]	$ 47,175	[1]
Earnings per share, diluted (dollars per share)	$ 2.54	[1]	$ 1.21	[1]

[1]	Pro forma adjustments for certain acquisitions are excluded as they had no pre-acquisition operating activity in 2011 or 2012.